Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000205825 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205825 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205825 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205825 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205825 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205825 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205825 | N6596X109 | NXP Semiconductors N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205825 | 92537N108 | Vertiv Holdings Co., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205825 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205825 | 512807306 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205825 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205825 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205825 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205825 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205825 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205825 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205825 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000205825 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000205825 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000205825 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000205825 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000205825 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000161987 | 55405W104 | MYR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161987 | 739128106 | Powell Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161987 | 674215207 | Chord Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000161987 | 78454L100 | SM Energy Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161987 | 28618M106 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161987 | 05464T104 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161987 | 607828100 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161987 | G48833118 | Weatherford International plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | 693282105 | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | 184496107 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161987 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161987 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161987 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161987 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161987 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161987 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161987 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000161987 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000161987 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000161987 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161987 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000161987 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000131830 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000131830 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000131830 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131830 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131830 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131830 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000131830 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131830 | 512807306 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131830 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131830 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131830 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000131830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131830 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000131830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000131830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000131830 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000131830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000131830 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000237915 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237915 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237915 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000237915 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000237915 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000237915 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000237915 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000237915 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000255350 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255350 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255350 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000255350 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255350 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000255350 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000255350 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000255350 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000123870 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000123870 | 26923N397 | SMI 3Fourteen Real Asset Allocation ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000123870 | 09661T107 | BNY Mellon US Large Cap Core Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000123870 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000123870 | 464287630 | iShares Russell 2000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000123870 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000123870 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000123870 | 78464A755 | SPDR® S&P® Metals & Mining ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123870 | 808524680 | Schwab Long-Term U.S. Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000123870 | 82889N210 | Simplify DBi CTA Managed Futures Index ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123869 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000123869 | 26923N397 | SMI 3Fourteen Real Asset Allocation ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123869 | 09661T107 | BNY Mellon US Large Cap Core Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000123869 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123869 | 78464A755 | SPDR® S&P® Metals & Mining ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000123869 | 464287598 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000123869 | 26923N512 | SMI 3Fourteen Full-Cycle Trend ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000123869 | 90290T809 | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000123869 | 00761L102 | Aegis Value Fund, Inc., Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000123869 | 33737J174 | First Trust Developed Markets ex-US AlphaDEX® Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123868 | 464287598 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000123868 | 26923N512 | SMI 3Fourteen Full-Cycle Trend ETF
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000123868 | 90290T809 | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000123868 | 00761L102 | Aegis Value Fund, Inc., Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000123868 | 33737J174 | First Trust Developed Markets ex-US AlphaDEX® Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000123868 | 132061409 | Cambria Global Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000123868 | 63983V605 | Needham Small Cap Growth Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000123868 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000123868 | 544006505 | Lord Abbett Developing Growth Fund, Inc., Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123868 | 466001203 | Delaware Ivy Large Cap Growth Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%